Total
ACR Multi-Strategy Quality Return (MQR) Fund

ACR Multi-Strategy Quality Return (MQR) Fund

Class I Shares (Ticker Symbol: MQRIX)

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated March 13, 2023,

to the Prospectus dated April 1, 2022.

Effective immediately, the “Average Annual Total Returns” table starting on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns - ACR Multi-Strategy Quality Return (MQR) Fund		1 Year	5 Years	Since Inception	Inception Date
Class I Shares		27.54%	10.67%	8.07%	Dec. 31, 2014
Class I Shares | After Taxes on Distributions	[1]	27.29%	10.01%	7.55%	Dec. 31, 2014
Class I Shares | After Taxes on Distributions and Sales	[1]	16.47%	8.29%	6.30%	Dec. 31, 2014
MSCI ACWI (Gross) Index (reflects no deduction for fees, expenses or taxes)		19.04%	14.97%	11.48%	Dec. 31, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.